RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Summary of the related party transactions

	Year ended December 31,
	2023	2022
	$	$
Amounts paid to EarthLabs Inc. (i) for exploration and evaluation	18,000	266,737
Amounts paid to DigiGeoData Inc. (i) for corporate development and investor relations	—	1,800
Amounts paid to Notz Capital Corp. (ii) for corporate development and investor relations	104,637	—
(i)	EarthLabs Inc. is a related entity having the following common director and officer to the Company: Denis Laviolette, Director and President. DigiGeoData Inc. is a subsidiary of EarthLabs Inc.
(ii)	Notz Capital Corp. is a related entity of the Executive Chairman and Chief Executive Officer.

Summary of key management personnel compensation

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2023
	$	$	$	$
Executive Chairman and Chief Executive Officer	388,800	—	129,600	518,400
President	272,160	—	90,720	362,880
Chief Financial Officer	116,640	—	38,880	155,520
Chief Operating Officer	252,720	—	84,240	336,960
Chief Development Officer	336,960	235,560	112,320	684,840
Non-executive directors	216,000	—	—	216,000
Total	1,583,280	235,560	455,760	2,274,600

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2022
	$	$	$	$
Executive Chairman and Chief Executive Officer	360,000	1,844,584	180,000	2,384,584
Former Chief Executive Officer	105,000	—	—	105,000
President	252,000	1,291,209	126,000	1,669,209
Chief Financial Officer	108,000	507,261	54,000	669,261
Chief Operating Officer	234,000	461,146	117,000	812,146
Chief Development Officer	182,000	391,207	78,000	651,207
Non-executive directors	113,110	1,390,778	—	1,503,888
Total	1,354,110	5,886,185	555,000	7,795,295